Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 6. Accounts Payable and Accrued Expenses

The following table provides detail of the Company’s accounts payable and accrued expenses for the periods presented:

	June 30, 2023	December 31, 2022
Accounts payable	$1,604,526	$—
Accrued legal and accounting fees	2,442,295	2,219,646
Accrued interest	26,301	—
Other	334,327	300
Accounts payable and accrued expenses	$4,407,449	$2,219,946

Accrued interest and expenses – related parties	$19,333	$2,084